Consolidated Balance Sheets (Parenthetical) - shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	41,109,458	41,109,458	41,109,458
Common stock, shares outstanding	41,109,458	41,109,458	41,109,458